Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Net cash used in operating activities	$ (28,376)	$ (30,045)
Investing activities
Purchases of property, plant and equipment	(4,058)	(3,848)
Deposits in short-term investments	(422,838)	(329,102)
Proceeds from short-term investments	287,775	390,089
Net cash (used in)/generated from investing activities	(139,121)	57,139
Financing activities
Proceeds from issuance of ordinary shares	118,341
Purchases of treasury shares	(12,904)	(346)
Dividends paid to a non-controlling shareholder of a subsidiary	(1,231)	(1,282)
Repayment of bank borrowings		(26,923)
Payment of issuance costs	(7,863)	(964)
Net cash generated from/(used in) financing activities	96,343	(29,515)
Net decrease in cash and cash equivalents	(71,154)	(2,421)
Effect of exchange rate changes on cash and cash equivalents	(63)	(255)
Net decrease in cash and cash equivalents, including effect of exchange rate changes	(71,217)	(2,676)
Cash and cash equivalents
Cash and cash equivalents at beginning of period	121,157	86,036
Cash and cash equivalents at end of period	$ 49,940	$ 83,360